(Loss) earnings per share	6 Months Ended
Jun. 30, 2026
Profit or loss [abstract]
(Loss) earnings per share

23. (Loss) earnings per share

	Six months ended June 30, 2026
	Amount after income tax	Weighted average number of ordinary shares outstanding	Loss per share (in dollars)
Loss attributable to the parent	$1,567,791	3,973,095	$(0.39)

	Six months ended June 30, 2025
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share (in dollars)
Earnings attributable to the parent	$5,237	15,762,887	$0.00

The consideration of 2025 Equity Incentive Plan will result in anti-dilution for the six months ended June 30, 2026, hence, no diluted earnings per share was same as basis (2025: Nil).